Schedule of Other Unsecured Loans (Details) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Senior Subordinated Promissory Note [Member]
Short-Term Debt [Line Items]
Repayments of Debt	$ 20	$ 20
Debt yield return percentage	10.00%
Senior Subordinated Promissory Note One [Member]
Short-Term Debt [Line Items]
Debt yield return percentage		11.00%
Senior Subordinated Promissory Note Two [Member]
Short-Term Debt [Line Items]
Debt yield return percentage		10.00%